Report of Directors Financial Review Risk Report - Accounts payable on demand (Details) - Liquidity risk - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts Payable on Demand	£ 3,154	£ 17,880
Carrying Amount for these Contracts	3,424	20,595
Life direct participating and investment DPF contracts
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts Payable on Demand	3,154	17,880
Carrying Amount for these Contracts	3,165	20,289
Life other contracts
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts Payable on Demand	0	0
Carrying Amount for these Contracts	£ 259	£ 306